Income Tax - Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate [Abstract]
(Loss) Income before income tax expenses	¥ 446,642	$ 61,189	¥ (8,683,354)
Income tax computed at statutory EIT rate (25%)	(111,661)		2,170,839
Effect of entertainment expense	(192,796)		(274,349)
Effect of staff welfare expense	(507,162)
Effect of different tax rate	(1,335,323)		(8,531)
Change in valuation allowance	1,055,695		(1,750,605)
Income tax benefits (expenses)	¥ (1,091,247)	$ (149,500)	¥ 137,354